SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
26.	SUPPLEMENTAL CASH FLOW INFORMATION

The non-cash investing and financing activities are as follows:
	Years ended December 31,
In thousands of USD	2024	2023	2022
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	23,197	4,492	7,270
Operating lease right-of-use assets resulted from lease modification	-	646	-
Settlement of pre-existing debtor relationship in the business combination	10,061	2,607	-
Payment for purchase of mining rigs in form of cryptocurrencies	-	-	4,805
Lending made to related party in form of cryptocurrencies	-	-	150,025
Collection of lending from related party in form of cryptocurrencies	-	-	151,525
Purchase of wealth management products using cryptocurrencies	-	-	149,972
Redemption of wealth management products in form of cryptocurrencies	-	-	150,268
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	18,355	8,205	-
Prepayments realized as additions to property, plant and equipment	9,058	-	-
Transfer of inventory to mining rigs	16,655	-	-
Receivable on the proceeds from issuance of ordinary shares	-	23	-
Cancellation of repurchased treasury shares	2,604	-	-
Prepayment utilized for repurchase of ordinary share	309	-	-
Transaction cost-related liabilities assumed in connection with the issuance of the convertible senior notes	1,132	-	-
Issuance of senior secured notes, Class A ordinary shares and share options in connection with the Norway Acquisition (Note 6(b))	17,952	-	-
Issuance of Class A ordinary shares and share options in connection with the FreeChain Acquisition (Note 6(c))	76,990	-	-
Issuance of Class A ordinary shares in connection with conversion of convertible notes	111,495	-	-